Debt - Cash Convertible Notes Call Spread Overlay (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Cash received upon the exercise of call options		$ 0	$ 0	$ 36,762
Cash paid for the intrinsic value of the embedded cash conversion option		$ 0	$ 0	$ 36,762
Call Options | Cash Convertible Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Cash received upon the exercise of call options	$ 36,800
Cash paid for the intrinsic value of the embedded cash conversion option	$ 36,800